Held for sale assets and liabilities	12 Months Ended
Mar. 31, 2020
Noncurrent Assets Held For Sale [Abstract]
Held for sale assets and liabilities
43.	Held for sale assets and liabilities
As at March 31, 2020, certain assets of the Company related to defence business are classified as “Held for Sale” as they meet the criteria laid out under IFRS.
The below table outlines various assets and liabilities classifed as held for sale.

	As at March 31,
	2020		2020		2019
	(In millions)
Property, plant and equipment	US$	0.7	Rs .	45.0	Rs .	11.4
Intangible assets		29.1		1,899.3		1,611.0

Total assets	US$	29.8	Rs .	1,944.3	Rs .	1,622.4